SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33— SUBSEQUENT EVENTS

In order to align the Company’s organization to build shareholders value and expand its operational and commercial presence in the United States, the Company announced on January 2, 2024 the appointment of Ken Mobeck as its Chief Financial Officer and François Dietsch as its Chief Accounting Officer.

On March 4, 2024, EDAP announced that its Focal One platform has been granted Breakthrough Device designation by the US Food and Drug Administration (FDA) for the treatment of deep infiltrating endometriosis (DIE). In June 2018, the FDA cleared Focal One Robotic Focal HIFU for the ablation of prostatic tissue.